Company's Share Option Activities (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Number of options
Outstanding, beginning of period	907,900
Granted
Exercised	(216,800)
Forfeited/Cancelled	(800)
Outstanding, end of period	690,300
Vested and expected to vest at the end of period	676,494
Exercisable at the end of period	645,300
Weighted-Average Exercise Price
Outstanding, beginning of period	$ 3.99
Granted
Exercised	$ 3.75
Forfeited/Cancelled	$ 4.07
Outstanding, end of period	$ 4.07
Vested and expected to vest at the end of period	$ 4.07
Exercisable at the end of period	$ 4.07
Weighted average remaining contractual life (Years)
Outstanding, beginning of period	4 years 8 months 1 day
Outstanding, end of period	3 years 9 months 29 days
Vested and expected to vest at the end of period	3 years 9 months 29 days
Exercisable at the end of period	3 years 9 months 22 days
Aggregate intrinsic value
Outstanding, beginning of period	$ 1,284,896
Granted
Exercised
Forfeited/Cancelled
Outstanding, end of period	4,949,451
Vested and expected to vest at the end of period	4,850,462
Exercisable at the end of period	$ 4,626,801